Other Comprehensive Income, Cumulative OCI Balances (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Cumulative other comprehensive income [Member]	Dec. 31, 2011 Cumulative other comprehensive income [Member]	Dec. 31, 2010 Cumulative other comprehensive income [Member]	Dec. 31, 2009 Cumulative other comprehensive income [Member]
Cumulative OCI balances [Abstract]
Cumulative other comprehensive income, Foreign currency translation adjustments, beginning balance	$ 90	$ 112	$ 67
Foreign currency translation adjustments, net change	(10)	(24)	57
Less: Other comprehensive income (loss) from noncontrolling interests	0	(2)	12
Cumulative other comprehensive income, Foreign currency translation adjustments, ending balance	80	90	112
Cumulative other comprehensive income, Securities available for sale, beginning balance	4,413	5,066	3,541
Securities available for sale, Net change	3,053	(663)	1,538
Less: Other comprehensive income (loss) from noncontrolling interests	4	(10)	13
Cumulative other comprehensive income, Securities available for sale, ending balance	7,462	4,413	5,066
Cumulative other comprehensive income, Derivatives and hedging activities, beginning balance	490	739	650
Derivatives and hedging activities, Net change	(201)	(249)	89
Less: Other comprehensive income (loss) from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Derivatives and hedging activities, ending balance	289	490	739
Cumulative other comprehensive income, Defined benefit plans adjustment, beginning balance	(1,786)	(1,179)	(1,249)
Defined benefit plans adjustment, Net change	(395)	(607)	70
Less: Other comprehensive income (loss) from noncontrolling interests	0	0	0
Cumulative other comprehensive income, Defined benefit plans adjustment, ending balance	(2,181)	(1,786)	(1,179)
Cumulative Other Comprehensive Income (Loss), Net of Tax, Beginning Balance	3,207			5,650	3,207	4,738	3,009
Cumulative other comprehensive income, Net change	2,447	(1,543)	1,754
Less: Other comprehensive income (loss) attributable to noncontrolling interests	4	(12)	25
Cumulative Other Comprehensive Income (Loss), Net of Tax, Ending Balance	$ 5,650	$ 3,207		$ 5,650	$ 3,207	$ 4,738	$ 3,009